EMPLOYEE BENEFITS - Schedule of sensitivity analysis for the variables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Discount rate
Change in the accrued liability an closing for increase in 100 b.p.	$ (3,913)	$ (3,308)
Change in the accrued liability an closing for decrease of 100 b.p.	4,369	3,724
Rate of wage growth
Change in the accrued liability an closing for increase in 100 b.p.	4,133	3,520
Change in the accrued liability an closing for decrease of 100 b.p.	$ (3,811)	$ (3,216)